UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-09815

                               THE ARBITRAGE FUNDS
               (Exact name of Registrant as specified in charter)
                                    --------


                                41 Madison Avenue
                                   28th Floor
                               New York, NY 10010
               (Address of principal executive offices) (Zip code)

                                 John S. Orrico
                            Water Island Capital, LLC
                                41 Madison Avenue
                                   28th Floor
                               New York, NY 10010
                     (Name and address of agent for service)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 212-259-2655

                      DATE OF FISCAL YEAR END: MAY 31, 2007

                     DATE OF REPORTING PERIOD: MAY 31, 2007

ITEM 1.   REPORTS TO STOCKHOLDERS.






                                 [LOGO OMITTED]
                               THE ARBITRAGE FUND


                                41 Madison Avenue
                                   28th Floor
                            New York, New York 10010
                                  800-295-4485
                               www.thearbfund.com






                                  ANNUAL REPORT
                                  MAY 31, 2007

                                 [LOGO OMITTED]
                               THE ARBITRAGE FUND

                            WATER ISLAND CAPITAL, LLC
                                41 MADISON AVENUE
                                   28TH FLOOR
                            NEW YORK, NEW YORK 10010
                                     -------
                                  800-295-4485
                               www.thearbfund.com


July 7, 2007

Dear Shareholder:

The Arbitrage Fund (the "Fund") generated a gain of 5.64% in Class R (and a gain of 5.92% in Class I) for the fiscal year ended May 31, 2007.

This positive performance was delivered in the context of strong global merger activity, fueled by strengthening economies in Europe, Asia, and South America. In North America, merger activity in both the U.S. and Canada remains particularly robust, and continues to account for a majority of the deals in which we have invested over the past year. Deal spreads, the return potential associated with each of the transactions in which we invest, have continued to improve over the past 12 months, driven in large part by an uptrend, though slight, in short-term interest rates. Additionally, the large pool of merger transactions announced globally allows us to invest opportunistically in those transactions that offer the best risk-adjusted returns, based on our research. We expect interest rates to remain relatively stable over the months ahead, supported by continued strong growth in the world's major economies.


ACCELERATING GLOBAL CONSOLIDATION

While most of today's headlines focus on the impact of the large private equity firms and, up until recently, the abundance of inexpensive financing available to finance "going private" transactions, the trends underlying global consolidation among strategic operators are the more important story, in our opinion. The underlying factors that fuel consolidation among strategic operators across the economic spectrum from energy and commodities, to financial, technology and healthcare industries are taking hold in Europe and Asia at an accelerating pace. Legal and regulatory hurdles to cross border mergers continue to ease, accompanied by less nationalistic resistance to foreign buyers from the governments of countries within the European community. Booming economies in China, India, as well as many of the emerging markets are forcing both state-owned and private firms to look beyond their borders to meet their needs for energy, commodities, and building related materials in order to maintain infrastructure growth. We expect these trends to continue, and with it, further consolidation opportunities in the years ahead. We're excited about the opportunities that we're witnessing outside of North America, and expect that the Fund's portfolio will reflect these trends as we invest a greater portion of assets overseas.


HOSTILE BIDDING

Over the past year we've witnessed an increase in the level of hostile bidding (buyers going directly to shareholders with offers without first reaching agreement with the target's board of directors) taking place in the marketplace. Topping bidders (buyers that offer shareholders a higher price in an attempt to break up an already existing deal between the target and a different buyer) are also showing up with greater frequency as well. We attribute this in part to the competitive aspects of consolidation, as operators within an industry become aggressive bidders to avoid being "left behind" in a marketplace where their competitors are gaining scale. Strategic operators are also moving more aggressively in order to pre-empt the private equity buyers that are ever more present in today's environment, in an attempt to acquire a strategic asset before they fall prey to a leveraged buyout transaction.

The upside for arbitrageurs, such as the Arbitrage Fund, is the opportunity to benefit from the potentially greater returns associated with such activity. Thus far in 2007, the Fund has witnessed close to a dozen of the transactions in which we have invested become the subject of higher bids. In many instances, the presence of a hostile bidder will many times force the target company into the hands of a friendly buyer or "white knight". While difficult to predict which targets might attract additional expressions of interest, we expect this trend to continue, fueled in part by the fact that in a global environment, potential bidders can surface from anywhere on the globe.


THE ROLE OF PRIVATE EQUITY

As mentioned above, the role of the large private equity firms in today's merger environment continues to be significant. With relatively low interest rates and capital markets around the globe receptive to financing these leveraged buyouts, the number and dollar value of transactions involving private equity firms continues to hit record levels. These "going private" transactions have taken place across all industries, from utilities to gaming, from hospitals to semiconductors, and every industry in between. The deals have gotten larger as well. During the past 6 months, we've witnessed ever larger deals involving private equity: Equity Office Properties by Blackstone Group ($36 billion), Clear Channel Communications by Bain Capital and Thomas H. Lee Partners ($27 billion), First Data Corp. and TXU Corp by KKR & Co. ($29 billion and $30 billion respectively), Harrah's Entertainment by Apollo and Texas Pacific Group ($16 billion), and BCE Inc. by Providence Equity ($30 billion), among others.

The high level of activity driven by these private equity shops creates opportunities for the Fund to profit. On many occasions, we've witnessed strategic buyers enter into a competitive process with these private buyers to purchase assets. These bidding wars can pay off handsomely for investors. As long as the credit markets remain receptive to financing deals and interest rates remain stable, we expect private equity to play a continued role in consolidation going forward. There are some clouds on the horizon however.

The risks associated with private equity deals can be substantial. In those instances where private equity has no existing businesses in the field related to the target, the driving force behind the deal is primarily geared toward generating financial gains through leverage. In the event the target company stumbles or experiences deteriorating fundamentals prior to the deal closing, the private equity buyer may terminate the deal, thus leaving investors with considerable financial downside. Likewise, factors out of the target company's control, such as rising interest rates or difficult credit markets, may prevent the buyer from obtaining the financing necessary to close the transaction. Thus, when investing in a private equity deal, investors generally face elevated risks. The Fund approaches these deals with caution, paying great attention to the level of leverage inherent in the transaction and strategic rationale behind the deal. The returns may appear attractive relative to deals involving strategic buyers, but the risks may not be worth taking.


LOOKING AHEAD

As we enter the second half of 2007, our outlook remains upbeat. The opportunities for investment across the globe are attractive. Economic growth and the factors driving consolidation across Europe and Asia remain strong. Thus far in 2007, over $2 trillion deals have been announced worldwide, and we expect volumes to remain healthy over the balance of the year.We remain focused on achieving the best risk-adjusted returns available in the marketplacefor our investors, with an emphasis on capital preservation. As always, we appreciate your continued support.





Sincerely,

/s/ John S. Orrico

John S. Orrico, CFA
Portfolio Manager
President, Water Island Capital, LLC




THE MATERIAL ABOVE REFLECTS THE MANAGER'S OPINION OF THE MARKET AS OF A CERTAIN DATE AND SHOULD NOT BE RELIED UPON AS INVESTMENT ADVICE. THE FUND USES INVESTMENT TECHNIQUES THAT ARE DIFFERENT FROM THE RISKS ORDINARILY ASSOCIATED WITH EQUITY INVESTMENTS. SUCH TECHNIQUES AND STRATEGIES INCLUDE MERGER ARBITRAGE RISKS, HIGH PORTFOLIO RISKS, OPTION RISKS, BORROWING RISKS, SHORT SALE RISKS, AND FOREIGN INVESTMENT RISKS, WHICH MAY INCREASE VOLATILITY AND MAY INCREASE COSTS AND LOWER PERFORMANCE.

THE ARBITRAGE FUND IS DISTRIBUTED BY SEI INVESTMENTS DISTRIBUTION CO., WHICH IS NOT AFFILIATED WITH THE ADVISER OR ANY AFFILIATE.

THIS REPORT IS INTENDED FOR THE FUND'S SHAREHOLDERS. IT MAY NOT BE DISTRIBUTED TO PROSPECTIVE INVESTORS UNLESS IT IS PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

            COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
                IN THE ARBITRAGE FUND(C) VERSUS THE S&P 500 INDEX

[GRAPH OMITTED]
PLOT POINTS ARE AS FOLLOWS:

            The Arbitrage Fund(a)      S&P 500 Index
9/00             $10,000                 $10,000
                   9,820                   9,128
                  12,656                   8,632
5/01              11,733                   8,772
                  10,831                   7,944
                  10,741                   8,012
                  11,334                   7,811
5/02              11,594                   7,557
                  11,957                   6,514
                  11,925                   6,689
                  12,182                   6,039
5/03              12,801                   6,948
                  13,011                   7,300
                  13,756                   7,698
                  14,210                   8,366
5/04              13,654                   8,221
                  13,142                   8,136
                  13,612                   8,688
                  13,726                   8,950
5/05              13,510                   8,898
                  13,886                   9,158
                  13,772                   9,422
                  14,170                   9,701
5/06              14,478                   9,667
                  14,557                   9,972
                  14,626                  10,762
                  15,045                  10,861
5/07              15,294                  11,869



                                         AVERAGE ANNUAL TOTAL RETURNS(B)
                                        (FOR PERIODS ENDED MAY 31, 2007)

                                    1 YEAR        5 YEARS       SINCE INCEPTION
                                  ----------     ----------     ----------------
   The Arbitrage Fund - Class R       5.64%        5.69%            6.54%(c)
   The Arbitrage Fund - Class I       5.92%         n/a             3.76%(d)
   S&P 500 Index                     22.79%        9.45%            2.58%(e)



(a) The line graph above represents performance of Class R shares only, which will vary from the performance of Class I shares based on the difference in fees paid by shareholders in the different classes.

(b) The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect. If they had not been in effect, performance would have been lower.

(c) Represents the period from the commencement of operations of Class R shares (September 17, 2000) through May 31, 2007.

(d) Represents the period from the commencement of operations of Class I shares (October 17, 2003) through May 31, 2007.

(e)  Represents the period from September 18, 2000 through May 31, 2007.

                               THE ARBITRAGE FUND
                              Portfolio Information
                            May 31, 2007 (Unaudited)
--------------------------------------------------------------------------------


ASSET ALLOCATION (as a percentage of total investments)
--------------------------------------------------------------------------------

The following chart shows the Fund's asset composition as of the report date.


[PIE CHART OMIITED]

Common Stocks - 89.66%
Real Estate Invesment Trusts - 4.48%
Money Market Security - 3.69%
Equity Swaps - 1.97%
Other - 0.12%
Option Contracts - 0.08%

                                      THE ARBITRAGE FUND
                              Statement of Assets and Liabilities
                                         May 31, 2007
----------------------------------------------------------------------------------------
ASSETS
    Investments:
        At acquisition cost                                                     $172,871,022
                                                                                ============
        At value (Note 1)                                                       $177,872,111
    Deposits with brokers for securities sold short (Note 1)                      29,494,525
    Receivable for investment securities sold                                      4,782,876
    Receivable for capital shares sold                                               356,492
    Dividends receivable                                                             158,814
    Unrealized appreciation on forward currency exchange contracts (Note 8)          102,179
    Unrealized appreciation on spot currency exchange contracts                        7,052
    Prepaid expenses                                                                  47,515
    Reclaims receivable                                                               36,072
                                                                                ------------
         Total Assets                                                            212,857,636
                                                                                ------------
LIABILITIES
    Securities sold short, at value (Note 1) (proceeds $27,341,041)               29,141,532
    Bank overdraft denominated in foreign currency (proceeds $2,610,025)           2,664,938
    Written options, at value (Notes 1 and 2) (premiums received $170,705)           176,868
    Unrealized depreciation on forward currency exchange contracts (Note 8)          540,097
    Unrealized depreciation on spot currency exchange contracts                          182
    Payable for investment securities purchased                                   12,646,072
    Payable for capital shares redeemed                                              166,091
    Dividends payable on securities sold short (Note 1)                                6,531
    Payable to Adviser (Note 3)                                                      191,920
    Payable to Distributor (Note 3)                                                   46,523
    Payable to Administrator (Note 3)                                                 14,260
    Payable to Trustees                                                               14,000
    Payable to Chief Compliance Officer (Note 3)                                       7,227
    Other accrued expenses and liabilities                                            99,368
                                                                                ------------
         Total Liabilities                                                        45,715,609
                                                                                ------------
NET ASSETS                                                                      $167,142,027
                                                                                ============
NET ASSETS CONSIST OF:
Paid-in capital                                                                 $161,926,947
Accumulated net investment loss                                                   (1,272,299)
Accumulated net realized gains on investments, securties sold short,
    written option contracts and foreign currencies                                3,784,299
Net unrealized appreciation (depreciation) on:
    Investments                                                                    5,001,089
    Securities sold short                                                         (1,800,491)
    Written option contracts                                                          (6,163)
    Translation of assets and liabilities denominated in foreign currencies         (491,355)
                                                                                ------------
NET ASSETS                                                                      $167,142,027
                                                                                ============
CLASS R SHARES
Net assets applicable to Class R shares                                         $ 75,207,267
                                                                                ============
Shares of beneficial interest outstanding (unlimited number of
   shares authorized, no par value)                                                5,825,094
                                                                                ============
Net asset value, offering and redemption price per share(a)                     $      12.91
                                                                                ============
CLASS I SHARES
Net assets applicable to Class I shares                                         $ 91,934,760
                                                                                ============
Shares of beneficial interest outstanding (unlimited number of
   shares authorized, no par value)                                                7,055,332
                                                                                ============
Net asset value, offering and redemption price per share(a)                     $      13.03
                                                                                ============

(a) Redemption price varies based on length of time held (Note 1). See accompanying notes to financial statements.

                               THE ARBITRAGE FUND
                             Statement of Operations
                         For the Year Ended May 31, 2007
--------------------------------------------------------------------------------

INVESTMENT INCOME
    Dividends (net of withholding taxes of $40,864)               $ 4,111,527
                                                                  -----------
        Total Income                                                4,111,527
                                                                  -----------
EXPENSES
    Investment advisory fees (Note 3)                               2,540,481
    Distibution expense, Class R (Note 3)                             203,890
    Administration fees (Note 3)                                      169,364
    Trustees' fees                                                     50,500
    Chief Compliance Officer fees (Note 3)                             20,338
    Dividend expense                                                  438,971
    Transfer agent fees (Note 3)                                      106,929
    Professional fees                                                  72,591
    Custodian and bank service fees                                    64,009
    Insurance expense                                                  52,473
    Printing of shareholder reports                                    45,119
    Registration and filing fees                                       42,119
    Other expenses                                                      8,959
                                                                  -----------
        Total Expenses                                              3,815,743
    Fees waived by the Adviser (Note 3)                              (294,255)
                                                                  -----------
        Net Expenses                                                3,521,488
                                                                  -----------

NET INVESTMENT INCOME                                                 590,039
                                                                  -----------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
    AND FOREIGN CURRENCIES
    Net realized gains (losses) from:
        Investments                                                12,521,961
        Securities sold short                                      (4,239,076)
        Written option contracts                                    1,618,731
        Foreign currency transactions (Note 5)                     (1,730,058)
    Net change in unrealized appreciation (depreciation) on:
        Investments                                                 3,576,016
        Securities sold short                                      (2,967,685)
        Written option contracts                                      (87,726)
        Foreign currency transactions (Note 5)                         64,757
                                                                  -----------

 NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS
    AND FOREIGN CURRENCIES                                          8,756,920
                                                                  -----------

 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $ 9,346,959
                                                                  ===========
See accompanying notes to financial statements.

                                    THE ARBITRAGE FUND
                            Statement of Changes in Net Assets
--------------------------------------------------------------------------------------
                                                           YEAR             YEAR
                                                           ENDED            ENDED
                                                          MAY 31,          MAY 31,
                                                           2007             2006
--------------------------------------------------------------------------------------
FROM OPERATIONS
    Net investment income (loss)                      $     590,039   $    (401,183)
    Net realized gains (losses) from:
        Investments                                      12,521,961      30,327,309
        Securities sold short                            (4,239,076)    (13,506,076)
        Written option contracts                          1,618,731       1,261,386
        Foreign currency transactions                    (1,730,058)       (458,202)
    Net change in unrealized appreciation
          (depreciation) on:
        Investments                                       3,576,016      (6,988,743)
        Securities sold short                            (2,967,685)      4,528,444
        Written option contracts                            (87,726)        226,294
        Foreign currency transactions                        64,757      (1,724,192)
                                                      -------------   -------------
Net increase in net assets resulting from operations      9,346,959      13,265,037
                                                      -------------   -------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
    Distributions from net realized gains, Class R       (3,275,506)             --
    Distributions from net realized gains, Class I       (3,537,189)             --
                                                      -------------   -------------
Decrease in net assets from distributions
   to shareholders                                       (6,812,695)             --
                                                      -------------   -------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 4)
CLASS R
    Proceeds from shares sold                            33,076,805      24,876,671
    Shares issued in reinvestment of distributions        3,122,426              --
    Proceeds from redemption fees collected (Note 1)          3,514          27,885
    Payments for shares redeemed                        (49,670,593)    (78,607,975)
                                                      -------------   -------------
Net decrease in net assets from
    Class R share transactions                          (13,467,848)    (53,703,419)
                                                      -------------   -------------

CLASS I
    Proceeds from shares sold                            26,893,015      28,645,078
    Shares issued in reinvestment of distributions        3,035,110              --
    Proceeds from redemption fees collected (Note 1)          3,761             147
    Payments for shares redeemed                        (27,509,829)    (41,005,110)
                                                      -------------   -------------
Net increase (decrease) in net assets from
    Class I share transactions                            2,422,057     (12,359,885)
                                                      -------------   -------------

TOTAL DECREASE IN NET ASSETS                             (8,511,527)    (52,798,267)

NET ASSETS
    Beginning of year                                   175,653,554     228,451,821
                                                      -------------   -------------
    End of year                                       $ 167,142,027   $ 175,653,554
                                                      =============   =============

ACCUMULATED NET INVESTMENT LOSS                       $  (1,272,299)  $  (1,317,045)
                                                      =============   =============

See accompanying notes to financial statements.

                                     THE ARBITRAGE FUND -- CLASS R
                                          Financial Highlights
------------------------------------------------------------------------------------------------------
                       SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
------------------------------------------------------------------------------------------------------
                                             YEAR       YEAR         YEAR         YEAR        YEAR
                                             ENDED      ENDED        ENDED        ENDED       ENDED
                                            MAY 31,    MAY 31,      MAY 31,      MAY 31,     MAY 31,
                                             2007       2006         2005         2004        2003
------------------------------------------------------------------------------------------------------
Net asset value at beginning of year      $  12.73    $  11.88    $   12.52    $   12.20    $   11.19
                                          --------    --------    ---------    ---------    ---------

Income (loss) from investment operations:
  Net investment income (loss)                0.03(e)    (0.10)       (0.19)       (0.19)       (0.04)
  Net realized and unrealized gains on
    investments and foreign currencies        0.67(e)     0.95         0.07         1.01         1.20
                                          --------    --------    ---------    ---------    ---------
Total from investment operations              0.70        0.85        (0.12)        0.82         1.16
                                          --------    --------    ---------    ---------    ---------

Less distributions:
  From net realized gains                    (0.52)         --        (0.52)       (0.50)       (0.15)
                                          --------    --------    ---------    ---------    ---------

Proceeds from redemption fees collected       0.00(a)     0.00(a)      0.00(a)      0.00(a)        --
                                          --------    --------    ---------    ---------    ---------

Net asset value at end of year            $  12.91    $  12.73    $   11.88    $   12.52    $   12.20
                                          ========    ========    =========    =========    =========

Total return(b)                              5.64%       7.15%       (1.07%)       6.66%       10.41%
                                          ========    ========    =========    =========    =========

Net assets at end of year (000's)         $ 75,207    $ 87,643    $ 134,035    $ 239,494    $ 129,879
                                          ========    ========    =========    =========    =========

Ratio of gross expenses to average
  net assets                                 2.38%       2.41%        2.36%        2.46%        3.00%
Ratio of gross expenses to average net
  assets excluding dividend expense(c)       2.12%       2.12%        2.06%        2.01%        2.54%
Ratio of net expenses to average net assets
  excluding dividend expense(c)(d)           1.95%       1.95%        1.95%        1.95%        1.95%
Ratio of net investment income (loss) to
  average net assets:
  Before advisory fees waived and
    expenses reimbursed                      0.06%      (0.44%)      (1.27%)      (1.76%)      (1.56%)
  After advisory fees waived and
    expenses reimbursed                      0.23%      (0.28%)      (1.16%)      (1.69%)      (0.97%)

Portfolio turnover rate                       383%        394%         387%         251%         511%

(a)  Amount rounds to less than $0.01 per share.
(b) Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c) Dividend expense totaled 0.26%, 0.29%, 0.30%, 0.45% and 0.46% of average net assets for the years ended May 31, 2007, 2006, 2005, 2004 and 2003, respectively.
(d) Ratios were determined based on net assets after advisory fees waived and expenses reimbursed.
(e) Per share amounts were calculated using average shares for the period. Amounts designated as "--" are either $0 or have been rounded to $0.
See accompanying notes to financial statements.

                                         THE ARBITRAGE FUND -- CLASS I
                                             Financial Highlights
-----------------------------------------------------------------------------------------------------------
                          SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------
                                                     YEAR             YEAR            YEAR        PERIOD
                                                     ENDED            ENDED           ENDED        ENDED
                                                    MAY 31,          MAY 31,         MAY 31,      MAY 31,
                                                     2007             2006            2005        2004(a)
-----------------------------------------------------------------------------------------------------------
Net asset value at beginning of period            $    12.81       $   11.93      $   12.54      $   12.86
                                                  ----------       ---------      ---------      ---------

Income (loss) from investment operations:
     Net investment income (loss)                       0.06(h)        (0.10)         (0.15)         (0.07)
     Net realized and unrealized gains on
         investments and foreign currencies             0.68(h)         0.98           0.06           0.25
                                                  ----------       ---------      ---------      ---------
Total from investment operations                        0.74            0.88          (0.09)          0.18
                                                  ----------       ---------      ---------      ---------

Less distributions:
     From net realized gains                           (0.52)             --          (0.52)         (0.50)
                                                  ----------       ---------      ---------      ---------

Proceeds from redemption fees collected                 0.00(b)         0.00(b)        0.00(b)        0.00(b)
                                                  ----------       ---------      ---------      ---------

Net asset value at end of period                  $    13.03       $   12.81      $   11.93      $   12.54
                                                  ==========       =========      =========      =========

Total return(c)                                        5.92%           7.38%         (0.82%)         1.35%(d)
                                                  ==========       =========      =========      =========

Net assets at end of period (000's)               $   91,935       $  88,011      $  94,417      $ 169,330
                                                  ==========       =========      =========      =========

Ratio of gross expenses to average net assets          2.13%           2.16%          2.14%          2.27%(e)
Ratio of gross expenses to average net assets
     excluding dividend expense(f)                     1.87%           1.87%          1.84%          1.82%(e)
Ratio of net expenses to average net assets
     excluding dividend expense(f)(g)                  1.70%           1.70%          1.70%          1.70%(e)
Ratio of net investment income (loss)
     to average net assets:
     Before advisory fees waived and
         expenses reimbursed                           0.28%          (0.29%)        (1.05%)        (1.56%)(e)
     After advisory fees waived and
         expenses reimbursed                           0.46%          (0.12%)        (0.91%)        (1.44%)(e)

Portfolio turnover rate                                 383%            394%           387%           251%(e)

(a) Represents the period from the commencement of operations (October 17, 2003) through May 31, 2004.
(b)  Amount rounds to less than $0.01 per share.
(c) Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)  Not annualized.
(e)  Annualized.
(f) Dividend expense totaled 0.26%, 0.29%, 0.30% and 0.45%(e) of average net assets for the periods ended May 31, 2007, 2006, 2005 and 2004, respectively.
(g) Ratios were determined based on net assets after advisory fees waived and expenses reimbursed.
(h) Per share amounts were calculated using average shares for the period. Amounts designated as "--" are either $0 or have been rounded to $0.
See accompanying notes to financial statements.

                                      THE ARBITRAGE FUND
                                   Portfolio of Investments
                                         May 31, 2007
-------------------------------------------------------------------------------------
    SHARES COMMON STOCK -- 95.41%                                            VALUE
-------------------------------------------------------------------------------------
           AEROSPACE & DEFENSE -- 2.34%
    45,600 Armor Holdings, Inc.(a)(c)..................................   $ 3,918,408
                                                                          -----------

           AGRICULTURE -- 0.52%
    99,273 Queensland Cotton Holdings Ltd. ............................       483,942
    42,900 Saskatchewan Wheat Pool, Inc.(a)............................       385,221
                                                                          -----------
                                                                              869,163
                                                                          -----------

           APPAREL/TEXTILES -- 0.96%
     3,600 Puma Rudolf Dassler Sport ..................................     1,605,259
                                                                          -----------

           BANKS -- 11.64%
    65,000 Bank of New York Co., Inc.(b)...............................     2,636,400
    40,000 Greater Bay Bancorp ........................................     1,116,400
    45,418 Investors Financial Services Corp.(b).......................     2,794,115
    82,400 MAF Bancorp, Inc. ..........................................     4,439,712
        17 New York Community Bancorp, Inc. ...........................           297
    97,500 Placer Sierra Bancshares ...................................     2,741,700
   106,400 Sky Financial Group, Inc.(b)................................     2,926,000
    89,388 TierOne Corp. ..............................................     2,796,951
                                                                          -----------
                                                                           19,451,575
                                                                          -----------

           BIOTECHNOLOGY -- 0.06%
   278,600 Oragenics, Inc.(a)..........................................        91,938
                                                                          -----------

           BROADCASTING, NEWSPAPERS & ADVERTISING -- 3.71%
   124,600 24/7 Real Media, Inc.(a)....................................     1,462,804
    48,800 Alliance Atlantis Communications, Inc., Cl B(a).............     2,369,021
    25,200 aQuantive, Inc.(a)(b)(c)....................................     1,607,508
    20,000 Clear Channel Communications, Inc.(b).......................       768,000
                                                                          -----------
                                                                            6,207,333
                                                                          -----------

           BUILDING & CONSTRUCTION SUPPLIES -- 5.67%
    64,900 Florida Rock Industries, Inc.(b)............................     4,417,094
    71,000 Infrasource Services, Inc.(a)(b)............................     2,570,200
   130,000 Rinker Group Ltd. ..........................................     2,066,891
     5,001 Washington Group International, Inc.(a).....................       420,084
                                                                          -----------
                                                                            9,474,269
                                                                          -----------

           COAL -- 0.34%
   139,000 Gloucester Coal Ltd. .......................................       570,615
                                                                          -----------

                                      THE ARBITRAGE FUND
                             Portfolio of Investments (Continued)
                                         May 31, 2007
-------------------------------------------------------------------------------------
    SHARES COMMON STOCK -- 95.41% (Continued)                                VALUE
-------------------------------------------------------------------------------------
           COMMUNICATION EQUIPMENT -- 3.04%
   358,990 Aeroflex, Inc.(a)...........................................   $ 5,076,119
                                                                          -----------

           COMPUTERS & COMPUTER SERVICES -- 9.89%
   112,000 BISYS Group, Inc.(a)(b).....................................     1,316,000
    28,000 CDW Corp. ..................................................     2,383,920
    30,000 Ceridian Corp.(a)(c)........................................     1,061,100
   134,893 Covansys Corp.(a)(b)........................................     4,558,035
    95,600 Kronos, Inc.(a)(b)..........................................     5,237,924
    65,000 Paxar Corp.(a)(b)...........................................     1,966,250
                                                                          -----------
                                                                           16,523,229
                                                                          -----------

           ELECTRICAL SERVICES -- 2.07%
   131,200 Fortis, Inc. ...............................................     3,461,932
                                                                          -----------

           ENTERTAINMENT -- 1.13%
    80,000 Gateway Casinos Income Fund ................................     1,883,453
                                                                          -----------

           FINANCIAL SERVICES -- 2.35%
   128,565 Loring Ward International Ltd. .............................     1,611,422
    30,000 SLM Corp.(c)................................................     1,686,300
   213,700 Veda Advantage Ltd. ........................................       627,884
                                                                          -----------
                                                                            3,925,606
                                                                          -----------

           GAS/NATURAL GAS -- 4.12%
   122,500 KeySpan Corp.(b)............................................     5,104,575
   229,700 SEMCO Energy, Inc.(a)(b)....................................     1,773,284
                                                                          -----------
                                                                            6,877,859
                                                                          -----------

           HOTELS & LODGING -- 1.52%
    29,000 Station Casinos, Inc. ......................................     2,547,650
                                                                          -----------

           INSURANCE -- 3.46%
    67,600 21st Century Insurance Group(b).............................     1,473,680
    88,500 Bristol West Holdings, Inc. ................................     1,953,195
    54,795 Ohio Casualty Corp.(b)......................................     2,359,473
                                                                          -----------
                                                                            5,786,348
                                                                          -----------

           LEISURE PRODUCTS -- 1.96%
   214,670 K2, Inc.(a)(b)..............................................     3,275,864
                                                                          -----------

           MEDIA -- 0.00%
     5,000 TVSL SA(a)..................................................            --
                                                                          -----------

                                      THE ARBITRAGE FUND
                             Portfolio of Investments (Continued)
                                         May 31, 2007
-------------------------------------------------------------------------------------
    SHARES COMMON STOCK -- 95.41% (Continued)                                VALUE
-------------------------------------------------------------------------------------
           MEDICAL PRODUCTS & SERVICES -- 13.00%
    67,000 Bioenvision, Inc.(a)........................................   $   378,550
    33,217 Biosite, Inc.(a)............................................     3,053,306
    76,486 BioVeris Corp.(a)(b)........................................     1,635,271
    92,393 Cytyc Corp.(a)(c)...........................................     3,906,376
   180,500 Enpath Medical, Inc.(a).....................................     2,588,370
    64,400 Medimmune, Inc.(a)(c).......................................     3,727,472
    99,400 Pediatric Services of America, Inc.(a)......................     1,575,490
    17,500 Sierra Health Services, Inc.(a).............................       729,400
   201,690 Stratagene Corp.(a).........................................     2,190,353
    40,143 Symbion, Inc.(a)............................................       878,329
    25,000 Viasys Healthcare, Inc.(a)..................................     1,073,750
                                                                          -----------
                                                                           21,736,667
                                                                          -----------

           METALS & MINING -- 0.77%
    48,000 LionOre Mining International Ltd.(a)........................     1,290,356
                                                                          -----------

           MISCELLANEOUS BUSINESS SERVICES -- 7.27%
   247,913 Agile Software Corp.(a).....................................     1,988,262
    15,000 Alliance Data Systems Corp.(a)(c)...........................     1,168,800
   115,600 Electronic Clearing House, Inc.(a)..........................     1,420,724
    30,000 First Data Corp.(b).........................................       981,000
   300,236 Goldleaf Financial Solutions, Inc.(a).......................     1,768,390
    60,000 Netratings, Inc.(a).........................................     1,257,600
   123,300 Versacold Income Fund ......................................     1,400,114
   175,000 VOXCOM Income Fund .........................................     2,163,970
                                                                          -----------
                                                                           12,148,860
                                                                          -----------

           PETROLEUM EXPLORATION & PRODUCTION -- 4.64%
    71,400 Houston Exploration Co.(a)(b)...............................     4,286,856
    70,000 Todco(a)(b).................................................     3,462,200
                                                                          -----------
                                                                            7,749,056
                                                                          -----------

           PETROLEUM FIELD MACHINERY & EQUIPMENT -- 1.61%
    40,000 Lone Star Technologies, Inc.(a).............................     2,695,200
                                                                          -----------

           PUBLIC THOROUGHFARES -- 0.51%
   122,807 Transurban Group ...........................................       852,770
                                                                          -----------

           REAL ESTATE -- 0.40%
    75,000 Investa Property Group .....................................       192,428
     8,000 Riofisa SA(a)...............................................       473,666
                                                                          -----------
                                                                              666,094
                                                                          -----------

                                      THE ARBITRAGE FUND
                             Portfolio of Investments (Continued)
                                         May 31, 2007
-------------------------------------------------------------------------------------
    SHARES COMMON STOCK -- 95.41% (Continued)                                VALUE
-------------------------------------------------------------------------------------
           RETAIL -- 3.30%
    64,100 Coles Group Ltd. ...........................................  $    876,956
   158,600 Pathmark Stores, Inc.(a)(b).................................     2,061,800
    22,500 Sobeys, Inc. ...............................................     1,209,078
    43,300 Stride Rite Corp. ..........................................       872,495
    28,858 Wild Oats Markets, Inc.(a)(b)...............................       496,357
                                                                         ------------
                                                                            5,516,686
                                                                         ------------

           SCHOOLS -- 0.67%
   140,212 Educate, Inc.(a)(b).........................................     1,113,283
                                                                         ------------

           SEMICONDUCTORS -- 0.09%
   119,485 Conexant Systems, Inc.(a)...................................       154,136
                                                                         ------------

           SOFTWARE -- 2.86%
   170,697 Mobius Management Systems, Inc.(a)(b).......................     1,706,970
   156,600 webMethods, Inc.(a).........................................     1,440,720
   140,000 Workbrain Corp.(a)..........................................     1,632,962
                                                                         ------------
                                                                            4,780,652
                                                                         ------------

           STEEL & STEEL WORKS -- 0.20%
     3,500 Boehler-Uddeholm ...........................................       340,326
                                                                         ------------

           TELEPHONES & TELECOMMUNICATIONS -- 3.64%
   144,210 Eschelon Telecom, Inc.(a)(b)................................     4,265,732
    52,077 Inter-tel, Inc. ............................................     1,361,814
    10,000 TeleCorp PCS, Inc., Cl A(a).................................            --
   258,100 Terayon Communication Systems, Inc.(a)......................       455,546
                                                                         ------------
                                                                            6,083,092
                                                                         ------------

           WHOLESALE -- 1.67%
   120,000 Van Houtte, Inc. ...........................................     2,799,364
                                                                         ------------

             TOTAL COMMON STOCK (Cost $154,661,197)                      $159,473,162
                                                                         ------------

-------------------------------------------------------------------------------------
    SHARES REAL ESTATE INVESTMENT TRUSTS -- 4.77%                            VALUE
-------------------------------------------------------------------------------------
    75,000 Crescent Real Estate EQT Co. ...............................  $  1,677,000
    74,300 Highland Hospitality Corp. .................................     1,431,761
   107,500 Innkeepers USA Trust(b).....................................     1,895,225
    42,800 Legacy Hotels Real Estate Investment Trust .................       558,470
   167,500 Spirit Finance Corp. .......................................     2,405,300
                                                                         ------------

             TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $7,918,174)       $  7,967,756
                                                                         ------------

                                      THE ARBITRAGE FUND
                             Portfolio of Investments (Continued)
                                         May 31, 2007
-------------------------------------------------------------------------------------
    SHARES EQUITY SWAPS -- 2.09%                                              VALUE
-------------------------------------------------------------------------------------
    10,000 ABN AMRO Holding ...........................................   $   479,452
   150,000 Baggeridge Brick Plc .......................................       674,548
    75,000 Enodis Plc .................................................       307,468
    25,000 Hanson Plc .................................................       531,857
   384,900 La Tasca Group Plc .........................................     1,507,501
                                                                          -----------

             TOTAL EQUITY SWAPS (Cost $3,415,928)                         $ 3,500,826
                                                                          -----------

-------------------------------------------------------------------------------------
   SHARES  WARRANTS -- 0.13%                                                   VALUE
-------------------------------------------------------------------------------------
   153,646 Caliper Life Sciences, Inc. Expires 09/11(a) (Cost $86,516)    $   223,152
                                                                          -----------

-------------------------------------------------------------------------------------
   SHARES  ESCROWED RIGHTS -- 0.00%                                            VALUE
-------------------------------------------------------------------------------------
   247,200 PetroCorp, Inc. - escrow shares(a)(d) (Cost $--)............   $        --
                                                                          -----------

-------------------------------------------------------------------------------------
 CONTRACTS PUT OPTION CONTRACTS (a)  -- 0.07%                                  VALUE
-------------------------------------------------------------------------------------
           Alliance Data Systems Corp.,
       100   09/22/07 at $75 ...........................................  $     9,500
           aQuantive, Inc.,
        20   09/22/07 at $50 ...........................................          750
       152   09/22/07 at $55............................................       10,260
        80   09/22/07 at $60............................................        8,000
           CapitalSource, Inc.,
       200   10/20/07 at $25 ...........................................       24,500
           Cytyc Corp.,
       220   07/21/07 at $40 ...........................................       18,150
           Hercules Offshore, Inc.,
       250   07/21/07 at $25 ...........................................        2,500
        50   07/21/07 at $30............................................        1,750
           Medimmune, Inc.,
       426   06/16/07 at $50 ...........................................        2,130
           SLM Corp.,
       300   10/20/07 at $50 ...........................................       33,750
                                                                          -----------

             TOTAL PUT OPTION CONTRACTS (Cost $193,557)                   $   111,290
                                                                          -----------

                                      THE ARBITRAGE FUND
                             Portfolio of Investments (Continued)
                                         May 31, 2007
-------------------------------------------------------------------------------------
 CONTRACTS CALL OPTION CONTRACTS(a) -- 0.02%                                VALUE
-------------------------------------------------------------------------------------
           Hologic, Inc.,
       350   07/21/07 at $60 (Cost $32,975) ...........................  $     33,250
                                                                         ------------

-------------------------------------------------------------------------------------
    SHARES MONEY MARKET SECURITY  -- 3.93%                                   VALUE
-------------------------------------------------------------------------------------
 6,562,675 Dreyfus Treasury Prime Cash
             Management Fund, Institutional Shares, 4.710%(e)
             (Cost $6,562,675).........................................  $  6,562,675
                                                                         ------------

             TOTAL INVESTMENTS AT VALUE -- 106.42%  (Cost $172,871,022)  $177,872,111
                                                                         ============

Percentages are based on net assets of $167,142,027.
(a)  Non-income producing security.
(b) All or a portion of the shares have been committed as collateral for open short positions.
(c)  Underlying security for a written/purchased call/put option.
(d) This security was issued for possible settlement of pending litigation and does not have an expiration date.
(e)  Rate shown is the 7-day effective yield as of May 31, 2007.
Cl -- Class
Ltd. -- Limited
Plc -- Public Limited Company
Amounts designated as "--" are either $0 or have been rounded to $0.
See accompanying notes to financial statements.



As of May 31, 2007, the Fund had forward foreign currency exchange contracts outstanding as follows:

------------------------------------------------------------------------------------------
                                                                              UNREALIZED
                                                                             APPRECIATION
   SETTLEMENT DATE        TO DELIVER         INITIAL VALUE   MARKET VALUE   (DEPRECIATION)
------------------------------------------------------------------------------------------
Contracts to Sell
   07/30/07 ...........   (2,944,450)  AUD   $  2,439,771    $  2,432,203    $    7,568
   07/30/07 ...........  (15,950,425)  CAD     14,409,736      14,949,833      (540,097)
   07/30/07 ...........   (2,645,000)  EUR      3,620,476       3,566,565        53,911
   07/30/07 ...........   (1,440,000)  GBP      2,877,480       2,846,581        30,899
   07/30/07 ...........  (54,800,000)  JPY        463,394         453,593         9,801
                                             ------------    ------------    ----------
Total Sell Contracts ..                      $ 23,810,857    $ 24,248,775    $ (437,918)
                                             ------------    ------------    ----------
Net Contracts .........                      $ 23,810,857    $ 24,248,775    $ (437,918)
                                             ============    ============    ==========

AUD -- Australian Dollar        GBP -- British Pound Sterling
CAD -- Canadian Dollar          JPY -- Japanese Yen
EUR -- Euro

                                      THE ARBITRAGE FUND
                               Schedule of Securities Sold Short
                                         May 31, 2007
-------------------------------------------------------------------------------------
    SHARES COMMON STOCK -- 16.25%                                           VALUE
-------------------------------------------------------------------------------------
           AGRICULTURE -- 0.23%
    42,900 Saskatchewan Wheat Pool, Inc.(a)............................   $   385,221
                                                                          -----------

           BANKS -- 5.25%
   116,900 Huntington Bancshares, Inc. ................................     2,625,574
    56,336 Mellon Financial Corp.(b)...................................     2,441,039
    27,210 State Street Corp...........................................     1,857,627
    51,300 Wells Fargo & Co. ..........................................     1,851,417
                                                                          -----------
                                                                            8,775,657
                                                                          -----------

           BUILDING & CONSTRUCTION SUPPLIES -- 0.87%
    12,190 Vulcan Materials Co. .......................................     1,459,021
                                                                          -----------

           CONSUMER PRODUCTS -- 0.36%
    14,062 Jarden Corp.(a).............................................       599,322
                                                                          -----------

           ELECTRICAL SERVICES -- 3.64%
   131,200 Fortis, Inc. ...............................................     3,461,933
    87,130 Quanta Services, Inc.(a)....................................     2,614,771
                                                                          -----------
                                                                            6,076,704
                                                                          -----------

           FINANCIAL SERVICES -- 1.70%
    60,000 NASDAQ-100 Trust, Ser 1 ....................................     2,844,600
                                                                          -----------

           MEDICAL PRODUCTS & SERVICES -- 0.97%
    30,000 Hologic, Inc.(a)(b).........................................     1,622,700
                                                                          -----------

           METALS & MINING -- 0.00%
       100 Agnico-Eagle Mines Ltd. ....................................         3,631
                                                                          -----------

           MISCELLANEOUS BUSINESS SERVICES -- 0.02%
       772 URS Corp.(a)(b).............................................        38,816
                                                                          -----------

           PETROLEUM EXPLORATION & PRODUCTION -- 2.27%
    59,975 Forest Oil Corp.(a).........................................     2,434,385
    38,700 Hercules Offshore, Inc.(a)(b)...............................     1,351,791
                                                                          -----------
                                                                            3,786,176
                                                                          -----------

           PRINTING & PUBLISHING -- 0.00%
       150 Fairfax Media Ltd. .........................................           605
                                                                          -----------

           PUBLIC THOROUGHFARES -- 0.51%
   123,344 Transurban Group ...........................................       856,499
                                                                          -----------

                                      THE ARBITRAGE FUND
                         Schedule of Securities Sold Short (Continued)
                                         May 31, 2007
-------------------------------------------------------------------------------------
    SHARES COMMON STOCK -- 16.25% (Continued)                                VALUE
-------------------------------------------------------------------------------------
           RETAIL -- 0.43%
    20,500 Great Atlantic & Pacific Tea Co.(a) ........................   $   707,455
                                                                          -----------

           SEMICONDUCTORS -- 0.00%
        48 LSI Corp.(a)................................................           417
                                                                          -----------

           TELEPHONES & TELECOMMUNICATIONS -- 0.00%
        36 Citizens Communications Co. ................................           571
                                                                          -----------

             TOTAL COMMON STOCK (Proceeds $25,439,878)                    $27,157,395
                                                                          -----------

-------------------------------------------------------------------------------------
    SHARES REAL ESTATE INVESTMENT TRUST -- 1.06%                             VALUE
-------------------------------------------------------------------------------------
    67,297 CapitalSource, Inc.(b) (Proceeds $1,685,832)................   $ 1,769,911
                                                                          -----------

-------------------------------------------------------------------------------------
    SHARES EQUITY SWAP -- 0.13%                                              VALUE
-------------------------------------------------------------------------------------
    15,000 Barclays Plc (Proceeds $215,331)............................   $   214,226
                                                                          -----------

             TOTAL SECURITIES SOLD SHORT -- 17.44% (Proceeds $27,341,041) $29,141,532
                                                                          ===========

Percentages are based on net assets of $167,142,027.
(a) Non-income producing security.
(b) Underlying security for a written/purchased call/put option.
Ltd. -- Limited
Plc -- Public Limited Company
Ser -- Series
See accompanying notes to financial statements.

                                  THE ARBITRAGE FUND
                           Schedule of Open Options Written
                                     May 31, 2007
-------------------------------------------------------------------------------------
 CONTRACTS WRITTEN CALL OPTIONS(a) -- 0.09%                                 VALUE
-------------------------------------------------------------------------------------
           Alliance Data Systems Corp.,
        75   06/16/07 at $80............................................. $   1,125
        25   09/22/07 at $80.............................................     2,438
           aQuantive, Inc.,
        83   06/16/07 at $65.............................................       830
       219   07/21/07 at $65.............................................     6,570
           Armor Holdings, Inc.,
       250   06/16/07 at $90.............................................     3,750
           Ceridian Corp.,
       150   08/18/07 at $35.............................................    16,500
           Hercules Offshore, Inc.,
       200   07/21/07 at $35.............................................    35,000
           Hologic, Inc.,
        50   07/21/07 at $55.............................................    12,625
           Medimmune, Inc.,
        10   06/16/07 at $57.5...........................................       525
         1   09/22/07 at $60.............................................         5
       415   12/22/07 at $60.............................................     2,075
           Mellon Financial Corp.,
        50   06/16/07 at $42.5...........................................     6,375
           Novelis, Inc.,
       150   06/16/07 at $45.............................................        --
           SLM Corp.,
       300   06/16/07 at $55.............................................    47,250
           URS Corp.,
        30   07/21/07 at $50.............................................     6,000
                                                                          ---------

             TOTAL WRITTEN CALL OPTIONS (Premiums Received $124,419)      $ 141,068
                                                                          ---------

                                   THE ARBITRAGE FUND
                      Schedule of Open Options Written (Continued)
                                      May 31, 2007
-------------------------------------------------------------------------------------
 CONTRACTS WRITTEN PUT OPTIONS(a) -- 0.02%                                    VALUE
-------------------------------------------------------------------------------------
           aQuantive, Inc.,
         8   06/16/07 at $60 ........................................     $     100
           Hologic, Inc.,
        85   06/16/07 at $50 ........................................         2,125
       170   06/16/07 at $55 ........................................        33,575
                                                                          ---------

           TOTAL WRITTEN PUT OPTIONS (Premiums Received $46,286)          $  35,800
                                                                          ---------

           TOTAL OPEN OPTIONS WRITTEN -- 0.11%
              (Premiums Received $170,705)                                $ 176,868
                                                                          =========

Percentages are based on net assets of $167,142,027.
(a) Non-income producing security.
Amounts designated as "--" are either $0 or have been rounded to $0. See accompanying notes to financial statements.

                               THE ARBITRAGE FUND
                        Notes to the Financial Statements
                                  May 31, 2007
--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Arbitrage Fund (the "Trust") was organized as a Delaware business trust on December 22, 1999 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The one series presently authorized is The Arbitrage Fund (the "Fund"), a diversified series, which offers two classes of shares. Class R shares and Class I shares commenced operations on September 17, 2000 and October 17, 2003, respectively.

The investment objective of the Fund is to achieve capital growth by engaging in merger arbitrage.

The Fund's two classes of shares, Class R and Class I, represent interests in the same portfolio of investments and have the same rights, but differ primarily in the expenses to which they are subject and the investment eligibility requirements. Class R shares are subject to an annual distribution fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares, whereas Class I shares are not subject to any distribution fees.

The following is a summary of the Fund's significant accounting policies:

USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

VALUATION OF INVESTMENTS -- The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern time). Common stocks and other securities, including open short positions, that are traded on a securities exchange are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the mean of the most recent bid and asked prices. Put and call options and securities traded in the over-the-counter market are valued at the mean of the most recent bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the Trust. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary trading market is temporarily closed at a time when under normal

                               THE ARBITRAGE FUND
                  Notes to the Financial Statements (Continued)
                                  May 31, 2007
--------------------------------------------------------------------------------

conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of a security, subsequent private transactions in the security or related securities, or a combination of these and other factors. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service (see Note 5).

SHARE VALUATION -- The net asset value per share of each class of shares of the Fund is calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of each class of the Fund is equal to the net asset value per share, except that, shares of each class are subject to a redemption fee of 2% if redeemed within 90 days of the date of purchase. For the year ended May 31, 2007, proceeds from redemption fees were $3,514 in Class R and $3,761 in Class I.

INVESTMENT INCOME -- Interest income is accrued as earned. Dividend income and expense are recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends arising from net investment income and net capital gain distributions, if any, are declared and paid at least annually to shareholders of the Fund. The amount of distributions from net investment income and net realized gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature and are primarily due to deferred wash sale losses, deferred post October foreign currency loss and constructive gain from sale of securities.

The tax character of dividends and distributions declared during the years ended May 31, 2007 and May 31, 2006 was as follows:
--------------------------------------------------------------------------------
         Year             Ordinary             Long-Term              Total
        Ended              Income            Capital Gains        Distributions
--------------------------------------------------------------------------------
       5/31/07            $6,723,349            $89,346             $6,812,695
       5/31/06                    --                 --                     --
--------------------------------------------------------------------------------

ALLOCATION BETWEEN CLASSES -- Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate shares of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

                               THE ARBITRAGE FUND
                  Notes to the Financial Statements (Continued)
                                  May 31, 2007
--------------------------------------------------------------------------------

SECURITY TRANSACTIONS -- Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

SHORT POSITIONS -- The Fund may sell securities short for economic hedging purposes. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short.

WRITTEN OPTION TRANSACTIONS -- The Fund may write (sell) covered call options to hedge portfolio investments. Put options may also be written by the Fund as part of a merger arbitrage strategy involving a pending corporate reorganization. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing an option, the Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the average of the current bid and asked price reported on the day of valuation. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security).

EQUITY SWAP CONTRACTS -- The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk. An equity swap contract entitles the Fund to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Fund to pay the counterparty any depreciation on the security. Fluctuations in the value of an open contract are recorded daily as a net unrealized gain or loss. The Fund will realize a gain or loss upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract's expiration date. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian and/or counterparty's broker. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements.

                               THE ARBITRAGE FUND
                  Notes to the Financial Statements (Continued)
                                  May 31, 2007
--------------------------------------------------------------------------------

Details of swap agreements open at May 31, 2007 are included in the Fund's Portfolio of Investments and Schedule of Securities Sold Short. As of May 31, 2007, the Fund had long and short equity swap contracts outstanding of $3,500,826 and $214,226, respectively.

FEDERAL INCOME TAX -- It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of May 31, 2007:
--------------------------------------------------------------------------------
Cost of portfolio investments (including securities sold short
   and written options)                                            $146,491,671
                                                                   ============
Gross unrealized appreciation                                      $  6,410,733
Gross unrealized depreciation                                        (4,348,693)
                                                                   ------------
Net unrealized appreciation                                           2,062,040
Net unrealized depreciation on translation of assets and
   liabilities in foreign currencies                                   (491,355)
Undistributed ordinary income                                         6,350,051
Post October losses                                                    (336,519)
Post October currency losses                                         (1,357,326)
Other temporary differences                                          (1,011,811)
                                                                   ------------
Total distributable earnings                                       $  5,215,080
                                                                   ============
--------------------------------------------------------------------------------

The difference between the Federal income tax cost of portfolio investments and the cost reported on the Statement of Assets and Liabilities is due to the tax deferral of losses on wash sales, mark-to-market on open forwards, disallowed losses on tax straddles and gains on the constructive sale of securities.

For the year ended May 31, 2007, the Fund reclassified net investment losses of $545,293 to accumulated net realized gain (loss) on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between financial statement and income tax reporting requirements primarily attributable to reclassification of long term capital gain distributions on Real Estate Investment Trust securities, gains and losses on certain foreign currency related transactions and net operating loss and reclassification of short sale related dividend expense to capital loss, has no effect on the Fund's net assets or net asset value per share.

                               THE ARBITRAGE FUND
                  Notes to the Financial Statements (Continued)
                                  May 31, 2007
--------------------------------------------------------------------------------

2.  INVESTMENT TRANSACTIONS

During the year ended May 31, 2007, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, U.S. government securities, options and short positions, amounted to $720,165,885 and $655,684,099, respectively.

A summary of put and call option contracts written during the year ended May 31, 2007 is as follows:
--------------------------------------------------------------------------------
                                                        OPTION         OPTION
                                                       CONTRACTS      PREMIUMS
--------------------------------------------------------------------------------
Options outstanding at beginning of year                  4,917    $    663,271
Options written                                          29,603       5,315,206
Options canceled in a closing purchase transaction       (4,382)       (556,386)
Options exercised                                       (14,434)     (3,580,712)
Options expired                                         (13,433)     (1,670,674)
                                                   -------------   -------------
Options outstanding at end of year                        2,271    $    170,705
                                                   =============   =============
--------------------------------------------------------------------------------

3.  TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT

The Fund's investments are managed by Water Island Capital, LLC (the "Adviser") under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at the annual rate of 1.50% of the Fund's average daily net assets.

Until August 31, 2012, the Adviser has contractually agreed to waive its advisory fee and/or reimburse the Fund's other expenses to the extent that total operating expenses (exclusive of interest, taxes, dividends on short positions, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities) exceed the annual rate of 1.95% of the Fund's average daily net assets attributable to Class R shares and 1.70% of the Fund's average daily net assets attributable to Class I shares. Accordingly, for the year ended May 31, 2007, the Adviser waived $294,255 of its advisory fee.

The Adviser is permitted to recapture fees waived or expenses reimbursed to the extent actual fees and expenses for a period are less than the expense limitation of each class, provided, however, that the Adviser shall only be entitled to recapture such amounts for a period of three years from the end of the fiscal year during which such amount was waived or reimbursed. As of May 31, 2007, the Adviser may in the future recapture from the Fund fees waived and expenses reimbursed totaling $1,012,947 of which $294,255 expires May 31, 2010, $320,997 expires May 31, 2009, and $397,695 expires May 31, 2008.

                               THE ARBITRAGE FUND
                  Notes to the Financial Statements (Continued)
                                  May 31, 2007
--------------------------------------------------------------------------------

Certain officers of the Trust are also officers of the Adviser. Effective October 1, 2004, the Vice President of the Trust also serves as Chief Compliance Officer ("CCO") of the Trust and of the Adviser. The Fund pays the Adviser 15% of the CCO's salary for providing CCO services.

ADMINISTRATION AGREEMENT

Under the terms of an Administration Agreement, SEI Investments Global Funds Services ("SIGFS") supplies administrative and regulatory services to the Fund, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and filings with the Securities and Exchange Commission and state securities authorities. For the performance of these administrative services including fund accounting services, SIGFS receives a monthly fee at an annual rate of 0.10% of the Fund's average daily net assets up to $500 million; and 0.08% of such assets in excess of $500 million, subject to a minimum fee of $150,000 per year. For the year ended May 31, 2007, SIGFS was paid $169,364 under the administration agreement. Certain officers of the Trust are also officers of SIGFS. Such officers are paid no fees by the Trust for serving as officers of the Trust.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT

Under the terms of a Transfer Agent and Shareholder Services Agreement between the Trust and DST Systems, Inc. ("DST"), DST maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, DST receives from the Fund a monthly complex minimum fee, including two CUSIPs, at an annual rate of $50,000 per year. For each CUSIP thereafter, an additional fee is applied at a minimum fee of $17,500 per CUSIP per year. For the year ended May 31, 2007, DST was paid $106,929 under the transfer agent and shareholder services agreement.

DISTRIBUTION AGREEMENT

The Fund has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the "Plan") for Class R shares, which permits Class R to pay for expenses incurred in the distribution and promotion of Class R shares. Under the Plan, Class R may pay compensation to any broker-dealer with whom the distributor or the Fund, on behalf of Class R shares, has entered into a contract to distribute Class R shares, or to any other qualified financial services firm, for distribution and/or shareholder-related services with respect to shares held or purchased by their respective customers in connection with the purchase of shares attributable to their efforts. The amount of payments under the Plan in any year shall not exceed 0.25% annually of the average daily net assets allocable to Class R shares. During the year ended May 31, 2007, the Fund paid Class R distribution expenses of $203,890 pursuant to the Plan.

                               THE ARBITRAGE FUND
                  Notes to the Financial Statements (Continued)
                                  May 31, 2007
--------------------------------------------------------------------------------

Under the terms of a Distribution Agreement between the Trust and SEI Investments Distribution, Co. (the "Distributor"), the Distributor serves as principal underwriter and national distributor for the shares of the Fund. The Fund's shares are sold on a no-load basis and, therefore, the Distributor receives no sales commissions or sales loads for providing services to the Fund. The Distributor is an affiliate of SEI Investments Global Funds Services.

4.  CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statement of Changes in Net Assets are the result of the following capital share transactions for the years shown:
--------------------------------------------------------------------------------
                                                     YEAR              YEAR
                                                     ENDED             ENDED
                                                    MAY 31,           MAY 31,
                                                      2007             2006
--------------------------------------------------------------------------------
CLASS R
Shares sold                                         2,579,669        2,018,023
Shares issued in reinvestment of distributions        251,399               --
Shares redeemed                                    (3,891,401)      (6,414,977)
                                                 ------------     ------------
Net decrease in shares outstanding                 (1,060,333)      (4,396,954)
Shares outstanding at beginning of year             6,885,427       11,282,381
                                                 ------------     ------------
Shares outstanding at end of year                   5,825,094        6,885,427
                                                 ============     ============

CLASS I
Shares sold                                         2,093,615        2,334,068
Shares issued in reinvestment of distributions        242,227               --
Shares redeemed                                    (2,149,524)      (3,379,310)
                                                 ------------     ------------
Net increase (decrease) in shares outstanding         186,318       (1,045,242)
Shares outstanding at beginning of year             6,869,014        7,914,256
                                                 ------------     ------------
Shares outstanding at end of year                   7,055,332        6,869,014
                                                 ============     ============
--------------------------------------------------------------------------------

5.  FOREIGN CURRENCY TRANSLATION

Amounts denominated in or expected to settle in foreign currencies are translated to U.S. dollars based on exchange rates on the following basis:

A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

                               THE ARBITRAGE FUND
                  Notes to the Financial Statements (Continued)
                                  May 31, 2007
--------------------------------------------------------------------------------

C. The Fund does not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in exchange rates.

6.  CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7.  SECURITIES LENDING

In order to generate additional income, the Fund may, from time to time, lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities. The Fund must receive 100% collateral in the form of cash or U.S. government securities. This collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination by the Fund or the borrower at any time. While the Fund does not have the right to vote securities on loan, it has the right to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults in its obligation to the Fund, the Fund bears the risk of delay in the recovery of its portfolio securities and the risk of loss of rights in the collateral. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Adviser has determined are creditworthy under guidelines established by the Trustees. There were no securities on loan as of May 31, 2007.

                               THE ARBITRAGE FUND
                  Notes to the Financial Statements (Continued)
                                  May 31, 2007
--------------------------------------------------------------------------------

8.  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund enters into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Fund's foreign currency hedging transactions is to reduce risk that the U.S. dollar value of the Fund's securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked-to-market" daily at the applicable translation rates resulting in unrealized gains or losses. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

9.  NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB INTERPRETATION NO. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Fund will not be required to adopt FIN 48 until November 30, 2007. As of May 31, 2007, the Fund has not evaluated the impact that will result from adopting FIN 48.

In September 2006, FASB issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS ("SFAS") NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of May 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the Statement of Changes in Net Assets for a fiscal period.

                               THE ARBITRAGE FUND
             Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
THE ARBITRAGE FUND

We have audited the accompanying statement of assets and liabilities of The Arbitrage Fund (the "Fund"), including the portfolio of investments as of May 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2007 by correspondence with the custodian and brokers or by other appropriate auditing procedures where brokers have not replied to our confirmation requests. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Arbitrage Fund as of May 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



                                                    TAIT, WELLER & BAKER LLP

PHILADELPHIA, PENNSYLVANIA
JULY 13, 2007

                               THE ARBITRAGE FUND
                     Disclosure of Fund Expenses (Unaudited)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund's costs in two ways.

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                               THE ARBITRAGE FUND
               Disclosure of Fund Expenses (Unaudited) (Continued)
--------------------------------------------------------------------------------

THE ARBITRAGE FUND -- CLASS R
-------------------------------------------------------------------------------------------
                                  BEGINNING        ENDING      ANNUALIZED
                                ACCOUNT VALUE   ACCOUNT VALUE    EXPENSE    EXPENSES PAID
                              DECEMBER 1, 2006  MAY 31, 2007     RATIOS     DURING PERIOD*
-------------------------------------------------------------------------------------------
Based on Actual Fund Return       $1,000.00       $1,045.70       2.43%         $12.39
Based on Hypothetical 5% Return
      (before expenses)           $1,000.00       $1,012.81       2.43%         $12.19
-------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's Class R annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

THE ARBITRAGE FUND -- CLASS I
-------------------------------------------------------------------------------------------
                                  BEGINNING        ENDING      ANNUALIZED
                                ACCOUNT VALUE   ACCOUNT VALUE    EXPENSE    EXPENSES PAID
                              DECEMBER 1, 2006  MAY 31, 2007     RATIOS     DURING PERIOD*
-------------------------------------------------------------------------------------------
Based on Actual Fund Return       $1,000.00       $1,046.90       2.18%         $11.13
Based on Hypothetical 5% Return
      (before expenses)           $1,000.00       $1,014.06       2.18%         $10.95
-------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's Class I annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                               THE ARBITRAGE FUND
                          Other Information (Unaudited)
--------------------------------------------------------------------------------

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-295-4485, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-800-295-4485, or on the SEC's website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-800-295-4485. Furthermore, you may obtain a copy of the filing on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                               THE ARBITRAGE FUND
               Trustees' Renewal of Advisory Agreement (Unaudited)
--------------------------------------------------------------------------------

On March 27, 2007 the Board of Trustees (the "Board") of The Arbitrage Fund (the "Fund"), including a majority of its independent Trustees, approved the continuance of the Fund's investment advisory agreement with Water island
Capital, LLC, the Fund's investment adviser (hereafter referred to as the "Adviser"). The Board determined that continuance of the investment advisory agreement was in the best interests of the Fund and its shareholders.

The Board  based  its  decision  upon its most  recent  review of the  Adviser's investment personnel, portfolio management process, and performance. The Board discussed the factors below, among others. However, no single factor determined whether the Board approved the continuation of the investment advisory agreement. Rather, it was the totality of the factors that led to the decision.

NATURE, EXTENT, AND QUALITY OF SERVICES

The Board considered the experience of the personnel managing the Fund's assets as well as the quality of the Fund's investment management over both short- and long-term periods. The Board concluded the Adviser has provided high quality consistent service to the Fund and its shareholders.

COST

The Board considered the Fund's overall expense ratio, comparing it to other similarly managed mutual funds. In its consideration of the Fund's overall expense ratio, the Board also considered the Adviser's long term commitment to cap operating expenses by waiving a portion of its advisory fee. The Board during its review of costs considered the Fund's advisory fee, comparing the fee to other funds offering similar investment strategies.

The Board recognized that the Fund's overall expense ratio is higher than the average of comparably managed funds but concluded shareholders are receiving a quality investment option for a reasonable price. The Board also concluded that, although the advisory fees payable to the Adviser are in the higher range of fees for other comparably managed funds, the fees are reasonable given the quality of services provided by the Adviser and the complexity of investment strategies implemented by the Adviser.

PROFITABILITY OF ADVISER

The Board considered the Adviser's profitability with regards to its management of the Fund, concluding that the Adviser's profitability was not excessive and therefore was a secondary factor in connection with the evaluation of advisory fees paid by the Fund.

The Board considered the Fund's short- and long-term performance, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The Board concluded that the Fund's performance warranted continuation of the investment advisory agreement.

                               THE ARBITRAGE FUND
         Trustees' Renewal of Advisory Agreement (Unaudited) (Continued)
--------------------------------------------------------------------------------

ECONOMIES OF SCALE AND ANCILLARY BENEFITS

The Board concluded, given the size of the Fund's assets at the present time, it would not be relevant to consider the extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect potential future economies of scale.

The Board also considered the "ancillary benefits" to the Adviser, viewing these as secondary factors in connection with the evaluation of the reasonableness of the advisory fees paid by the Fund. The Board did consider the level of soft dollar activity, concluding that research derived from these trades was useful to the Fund and its shareholders.

                               THE ARBITRAGE FUND
                   Board of Trustees and Officers (Unaudited)
--------------------------------------------------------------------------------

Overall responsibility for management of the Fund rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and executive officers of the Fund:

TRUSTEE/                                                          POSITION HELD                 LENGTH OF
EXECUTIVE OFFICER       ADDRESS                         AGE       WITH THE TRUST                TIME SERVED
-------------------------------------------------------------------------------------------------------------------
*John S. Orrico, CFA    650 Fifth Avenue                 47       President, Secretary,         Since May 2000
                        New York, NY 10019                        Treasurer and Trustee

*Joel C. Ackerman       295 Central Park West            62       Trustee                       Since May 2000
                        New York, NY 10024

John C. Alvarado        75 Sprint Street, 8th Floor      47       Trustee                       Since December 2003
                        New York, NY 10012

Burtt R. Ehrlich        One Landmark Square, 22nd Floor  68       Trustee                       Since March 2005
                        Stanford, CT 06901

Jay N. Goldberg         Hudson Venture Partners          66       Trustee                       Since May 2000
                        660 Madison Avenue
                        New York, NY 10012

Matthew Hemberger       650 Fifth Avenue                 48       Vice President,               Since May 2000
                        New York, NY 10019                        Chief Compliance
                                                                  Officer and
                                                                  Anti-Money Laundering
                                                                  Compliance Officer

Eric Kleinschmidt       One Freedom Valley Drive         39       Chief Financial               Since July 2005
                        Oaks, PA 19456                            Officer

James Ndiaye            One Freedom Valley Drive         38       Assistant Vice President and  Since October 2005
                        Oaks, PA 19456                            Assistant Secretary

Michael T. Pang         One Freedom Valley Drive         35       Assistant Vice President and  Since October 2005
                        Oaks, PA 19456                            Assistant Secretary

Sofia A. Rosala         One Freedom Valley Drive         33       Assistant Vice President and  Since October 2005
                        Oaks, PA 19456                            Assistant Secretary

* Messrs. Orrico and Ackerman are "interested persons" of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

                               THE ARBITRAGE FUND
             Board of Trustees and Officers (Unaudited) (Continued)
--------------------------------------------------------------------------------

Each Trustee oversees one portfolio of the Trust. The principal occupations of the Trustees and executive officers of the Fund during the past five years and public directorships held by the Trustees are set forth below:

John S. Orrico is General Partner of the Adviser. Prior to January 2000, he was Portfolio Manager to private trusts and entities at Lindemann Capital Partners, L.P. and Gruss and Co. (financial management firms).

Joel C. Ackerman is currently a consultant to the Fund's Adviser. During 2003, he was a Partner with Crossroads Investments LP and a Partner with LRL Capital (hedge fund). Prior to September 2002, he was a Partner of Ardsley Partners (hedge fund).

John C. Alvarado is a Managing Member of Power Capital Partners, LLC which is a financial advisory and consulting firm. He is currently Chief Financial Officer of Wax Inc. (men's retail apparel), a Managing Director of Energy Finance Merchants, LLC, and Managing Member of Gordon Alvarado LLC. From 1995 to 2000, he was senior Vice President, Co-Founder and Partner of Stratum Group LP, which is a private equity investment firm.

Burtt R. Ehrlich has served as director of Armor Holdings, Inc. since January 1996, director of Clarus Corp. since June 2002, and as a member of the Board of Directors of Langer, Inc. since February 2001. Mr. Ehrlich served as Chairman and Chief Operating Officer of Ehrlich Bober Financial Corp. (the predecessor of Benson Eyecare Corporation) from December 1986 until October 1992, and as a director of Benson Eyecare Corporation from October 1992 until November 1995.

Jay N. Goldberg is General Partner of Hudson Ventures (a venture capital company).

Matthew Hemberger is Chief Compliance Officer of the Adviser, Chief Compliance Officer to the Trust, and Anti-Money Laundering Compliance Officer to the Trust. Prior to March 2001, he was an Analyst, Assistant Portfolio Manager, and CFO at Lindemann Capital Partners, L.P.

Eric Kleinschmidt is Chief Financial Officer to the Trust. He has been employed by SEI Investments since 1995 and is Director of SEI Investments Fund Accounting since 2004, after serving as Manager from 1999 to 2004.

James Ndiaye is Assistant Vice President and Assistant Secretary to the Trust. Prior to October 2004, he was Vice President of Deutsche Asset Management. From 2000 to 2003, he was an Associate at Morgan, Lewis & Bockius LLP. From 1999 to 2000, he was Assistant Vice President of ING Variable Annuities Group.

                               THE ARBITRAGE FUND
             Board of Trustees and Officers (Unaudited) (Continued)
--------------------------------------------------------------------------------

Michael T. Pang is Assistant Vice President and Assistant Secretary to the Trust. Prior to January 2005, he was Counsel for Caledonian Bank & Trust's Mutual Funds Group. From 2001 to 2004 he was Counsel for Permal Asset Management. From 2000 to 2001, he was an Associate at Schulte, Roth & Zabel's Investment Management Group. From 1997 to 2000, he was a Staff Attorney for the U.S. SEC's Division of Enforcement, Northeast Regional Office.

Sofia A. Rosala is Assistant Vice President and Assistant Secretary to the Trust. She is also Corporate Counsel of the Administrator. Prior to 2004, she was Compliance Officer of SEI Investments Company. From 1998 to 2001, she was an Account and Product Consultant for SEI Private Trust Company.

Additional information about members of the Board of Trustees and Officers is available in the Statement of Additional Information (SAI). To obtain a free copy of the SAI, please call 1-800-295-4485.

                               THE ARBITRAGE FUND
                       Notice to Shareholders (Unaudited)
--------------------------------------------------------------------------------

For shareholders that do not have a May 31, 2007 tax year end, this notice is for informational purposes only. For shareholders with a May 31, 2007 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended May 31, 2007, the Fund is designating the following items with regard to distributions paid during the year.

   LONG TERM     ORDINARY                                QUALIFYING QUALIFYING   QUALIFYING
 CAPITAL GAIN     INCOME         TOTAL      QUALIFYING    DIVIDEND   INTEREST    SHORT-TERM
 DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS  DIVIDENDS(1)  INCOME(2)  INCOME(3)  CAPITAL GAIN(4)
-------------- ------------- ------------- ------------- ---------- ----------  ---------------
     1.31%        98.69%        100.00%       100.00%      100.00%     0.00%       100.00%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND ARE REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS" (THE TOTAL OF SHORT-TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS).

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS" (THE TOTAL OF SHORT-TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). IT IS THE INTENTION OF THE AFOREMENTIONED FUND TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY LAW.

(3) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING INTEREST INCOME" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF NET INVESTMENT INCOME DISTRIBUTIONS THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS.

(4) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING SHORT-TERM CAPITAL GAIN" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF SHORT-TERM CAPITAL GAIN DISTRIBUTIONS THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS.

THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDERS FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2007. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED IN CONJUNCTION WITH YOUR FORM 1099-DIV.

                                      NOTES


--------------------------------------------------------------------------------

                                      NOTES


--------------------------------------------------------------------------------

                                 [LOGO OMITTED]
                               THE ARBITRAGE FUND

                                  800-295-4485
                               www.thearbfund.com


                        ADVISER   WATER ISLAND CAPITAL, LLC
                                  41 Madison Avenue
                                  28th Floor
                                  New York, NY 10010

                    DISTRIBUTOR   SEI INVESTMENTS DISTRIBUTION CO.
                                  One Freedom Valley Drive
                                  Oaks, PA 19456

                 TRANSFER AGENT   DST SYSTEMS, INC.
                                  P.O. Box 219842
                                  Kansas City, MO 64121-9842

                      CUSTODIAN   MELLON BANK, N.A.
                                  One Mellon Bank Center
                                  Pittsburgh, PA 15258








ARB (7/07)

ITEM 2.   CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant's Principal Executive and Senior Financial Officers.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts is John C. Alvarado, who is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by Tait, Weller & Baker LLP Related to the Trust

Tait, Weller & Baker LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2007                                                   2006
------------------ ----------------------------------------------------- -----------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were              did not require                     were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit          $19,500              $0                $0             $18,500              $0                $0
        Fees(1)

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-            $0                $0                $0                $0                $0                $0
        Related
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax               $0                $0                $0                $0                $0                $0
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All               $0                $0                $0                $0                $0                $0
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Notes:
   (1) Audit fees include amounts related to the audit of the Registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) Registrant's full audit committee is responsible for any required pre-approval of audit or non-audit services, and pre-approves audit or non-audit services pursuant to policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

             ------------------------ --------------- ---------------
                                            2007           2006
             ------------------------ --------------- ---------------
             Audit-Related Fees            0.00%           0.00%

             ------------------------ --------------- ---------------
             Tax Fees                      0.00%           0.00%

             ------------------------ --------------- ---------------
             All Other Fees                0.00%           0.00%

             ------------------------ --------------- ---------------

(f)      Not applicable.

(g) The aggregate non-audit fees and services billed by Tait, Weller & Baker LLP for the last two fiscal years were $0 and $0 for 2007 and 2006, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end management investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.










--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               The Arbitrage Funds


By (Signature and Title)*                  /s/ John S. Orrico
                                           ------------------------------
                                           John S. Orrico
                                           President and Treasurer

Date: August 8, 2007




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ John S. Orrico
                                           ------------------------------
                                           John S. Orrico
                                           President and Treasurer

Date: August 8, 2007


By (Signature and Title)*                  /s/ Eric Kleinschmidt
                                           ------------------------------
                                           Eric Kleinschmidt
                                           Chief Financial Officer

Date: August 8, 2007

* Print the name and title of each signing officer under his or her signature.